EQUITY ACCOUNTED INVESTMENTS - Fair Value of Equity Accounted Investments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 2,154	$ 2,065	$ 1,480
Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	465	243
Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	631	933
Publicly Listed
Disclosure Of Associates And Joint Ventures [Line Items]
Public price	36	142
Carrying value	0	336
Publicly Listed | Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Public price	36	35
Carrying value	0	0
Publicly Listed | Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Public price	0	107
Carrying value	$ 0	$ 336